Brown Advisory Sustainable Small-Cap Core Fund
Schedule of Investments
September 30, 2022 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 88.9%
Communication Services - 3.0%
64,283	Angi, Inc.*	189,635
5,156	Nexstar Media Group, Inc.	860,278
		1,049,913
Consumer Discretionary - 6.6%
8,682	Bright Horizons Family Solutions, Inc.*	500,517
4,341	Choice Hotels International, Inc.	475,427
43,251	Denny's Corp.*	406,992
13,501	National Vision Holdings, Inc.*	440,807
2,605	TopBuild Corp.*	429,252
7,814	Warby Parker, Inc.*	104,239
		2,357,234
Consumer Staples - 3.4%
26,631	Sprouts Farmers Market, Inc.*	739,010
11,535	TreeHouse Foods, Inc.*	489,315
		1,228,325
Financials - 15.4%
32,017	Bancorp, Inc.*	703,734
59,481	Eastern Bankshares, Inc.	1,168,206
58,382	MGIC Investment Corp.	748,457
21,262	Pacific Premier Bancorp, Inc.	658,272
5,440	Primerica, Inc.	671,568
9,692	Prosperity Bancshares, Inc.	646,263
10,596	UMB Financial Corp.	893,137
		5,489,637
Health Care - 17.7%
16,390	Abcam PLC ADR*	245,686
32,762	Alignment Healthcare, Inc.*	387,902
2,835	Arvinas, Inc.*	126,129
4,306	Ascendis Pharma A/S ADR*	444,638
5,032	Biohaven Pharmaceutical Holding Co., Ltd.*	760,687
5,280	Blueprint Medicines Corp.*	347,899
1,612	Charles River Laboratories International, Inc.*	317,242
1,683	Fate Therapeutics, Inc.*	37,716
11,517	HealthEquity, Inc.*	773,597
5,705	Inari Medical, Inc.*	414,411
1,090	Karuna Therapeutics, Inc.*	245,174
39,659	NeoGenomics, Inc.*	341,464
3,685	Neurocrine Biosciences, Inc.*	391,384
3,048	Nevro Corp.*	142,037
10,932	OrthoPediatrics Corp.*	504,402
21,599	Owens & Minor, Inc.	520,536
17,258	SI-BONE, Inc.*	301,325
		6,302,229
Industrials - 17.3%
23,247	AZEK Co., Inc.*	386,365
10,861	Comfort Systems USA, Inc.	1,057,101
22,892	Federal Signal Corp.	854,330
21,971	IAA, Inc.*	699,776
2,481	John Bean Technologies Corp.	213,366
8,080	McGrath RentCorp	677,589
67,224	Mueller Water Products, Inc.	690,390
1,967	SiteOne Landscape Supply, Inc.*	204,843
13,271	SPX Technologies, Inc.*	732,825
2,162	Woodward, Inc.	173,522
19,047	Zurn Elkay Water Solutions Corp.	466,652
		6,156,759
Information Technology - 21.3%
23,867	Accolade, Inc.*	272,561
1,240	Aspen Technology, Inc.*	295,368
53,474	AvidXchange Holdings, Inc.*	450,250
6,758	Azenta, Inc.	289,648
5,510	BlackLine, Inc.*	330,049
18,179	CTS Corp.	757,155
8,771	Dynatrace, Inc.*	305,319
31,415	EchoStar Corp.*	517,405
2,250	Entegris, Inc.	186,795
4,855	Envestnet, Inc.*	215,562
12,952	EVO Payments, Inc.*	431,302
10,383	Genpact, Ltd.	454,464
1,878	Littelfuse, Inc.	373,140
15,256	Onto Innovation, Inc.*	977,147
12,416	Phreesia, Inc.*	316,360
3,148	Power Integrations, Inc.	202,479
4,075	WEX, Inc.*	517,281
8,948	Workiva, Inc.*	696,153
		7,588,438
Materials - 4.2%
11,694	HB Fuller Co.	702,809
12,793	Ingevity Corp.*	775,640
		1,478,449
Total Common Stocks (Cost $37,355,921)		31,650,984

Real Estate Investment Trusts - 5.0%
34,533	DigitalBridge Group, Inc.	432,008
3,650	EastGroup Properties, Inc.	526,841
18,321	Essential Properties Realty Trust, Inc.	356,343
8,274	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	247,641
2,977	W.P. Carey, Inc.	207,795
Total Real Estate Investment Trusts (Cost $2,510,985)		1,770,628

Short-Term Investments - 6.7%
Money Market Funds - 6.7%
2,407,101	First American Government Obligations Fund - Class Z, 2.74%#	2,407,101
Total Short-Term Investments (Cost $2,407,101)		2,407,101
Total Investments - 100.6% (Cost $42,274,007)		35,828,713
Liabilities in Excess of Other Assets - (0.6)%		(223,258)
NET ASSETS - 100.0%		$35,605,455

* Non-Income Producing
ADR — American Depositary Receipt
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC ('S&P'). (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.